Description of Business and Business Combination - Merger with ACE Convergence Acquisition Corp (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Nov. 22, 2022
Description of Business and Business Combination
Amount of unredeemed funds released from trust account		$ 23,400
Number of shares associated with the Trust, remained with company's shareholders		2,269,299
Number of shares issued	90,948	6,606,572
Cash inflow received		$ 3,500
Adjustment Period considered for issuance of Additional Period Shares		15 months
Earnout liabilities		$ 1,173	$ 5,300
Change in fair value of earnout liabilities		4,149
Proceeds from Merger and PIPE financing		$ 18,704
Third Amended and Restated Subscription Agreement
Description of Business and Business Combination
Adjustment Period considered for issuance of additional shares		30 days
Stock price trigger for issuance of additional shares		$ 10.00
Maximum number of Additional Period Shares agreed to sell		1,000,000
Adjustment Period considered for issuance of Additional Period Shares		15 months
Earnout liabilities		$ 800
Change in fair value of earnout liabilities		$ 800
Third Amended and Restated Subscription Agreement | Committed PIPE Shares
Description of Business and Business Combination
Number of shares issued		550,000
Aggregate purchase price		$ 5,500
Cash inflow received		3,500
Amount held by existing investor in Trust, who agreed to participate in PIPE investment		$ 2,000
Third Amended and Restated Subscription Agreement | Incentive PIPE Shares
Description of Business and Business Combination
Number of shares issued		2,000,000